UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06068

ALLIANCEBERNSTEIN FIXED-INCOME SHARES, INC.

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, New York, New York 10105

(Address of principal executive offices) (Zip code)

Joseph J. Mantineo

AllianceBernstein L.P.

1345 Avenue of the Americas

New York, New York 10105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 221-5672

Date of fiscal year end: April 30, 2010

Date of reporting period: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

AllianceBernstein Fixed Income Shares-Government STIF Portfolio

Portfolio of Investments

January 31, 2010 (unaudited)

	Yield *	Principal Amount (000)	U.S. $ Value
SHORT-TERM INVESTMENTS - 100.0%
U.S. Government & Government Sponsored Agency Obligations - 72.5%
Bank of America Corp. - FDIC Insured
9/13/10 (a)	0.28%	$15,700	$15,700,000
7/29/10 (a)	0.30%	10,300	10,300,000
Citigroup Funding, Inc. - FDIC Insured
7/30/10 (a)	0.35%	26,000	26,000,000
Federal Farm Credit Bank
6/28/11 (a)	0.14%	15,000	14,997,857
10/26/10 (a)	0.16%	15,000	15,000,000
2/09/11 (a)	0.16%	15,000	14,998,451
5/19/11 (a)	0.16%	15,000	15,000,000
4/23/10 (a)	0.32%	10,000	10,000,000
10/15/10 (a)	0.53%	10,000	10,027,045
3/24/11	0.72%	7,250	7,295,668
7/01/10	2.25%	3,700	3,728,028
Federal Farm Credit Bank Discount Notes
2/17/10	0.25%	5,000	4,999,444
Federal Home Loan Bank
7/28/10 (a)	0.20%	10,000	10,000,000
2/19/10 (a)	0.24%	8,400	8,401,125
2/23/10	1.05%	10,000	10,005,559
Federal Home Loan Bank Discount Notes
2/19/10	0.05%	8,900	8,899,778
2/12/10	0.08%	25,000	24,999,389
3/24/10	0.08%	20,000	19,997,733
2/11/10	0.09%	7,471	7,470,813
2/17/10	0.09%	60,000	59,997,778
4/16/10	0.09%	25,000	24,995,375
2/02/10	0.10%	5,310	5,309,985
2/03/10	0.10%	48,005	48,004,760
2/04/10	0.10%	6,000	5,999,952
2/05/10	0.10%	13,450	13,449,851
4/09/10	0.10%	15,000	14,997,348
4/23/10	0.10%	10,000	9,997,863
5/12/10	0.13%	2,000	1,999,278

Federal Home Loan Mortgage Corp.
7/12/10 (a)	0.15%	15,000	15,000,069
Federal Home Loan Mortgage Discount Notes
2/02/10	0.06%	8,538	8,537,986
2/01/10	0.08%	3,608	3,608,000
2/03/10	0.10%	17,958	17,957,918
5/04/10	0.10%	15,000	14,996,358
5/10/10	0.10%	15,000	14,995,917
2/23/10	0.11%	13,100	13,099,221
4/01/10	0.11%	3,000	2,999,459
2/16/10	0.12%	28,500	28,498,825
5/05/10	0.12%	5,000	4,998,449
3/16/10	0.15%	8,375	8,373,571
3/09/10	0.16%	10,000	9,998,400
3/02/10	0.17%	1,000	999,863
7/12/10	0.17%	15,000	14,988,596
7/26/10	0.18%	10,000	9,991,493
4/12/10	0.20%	2,342	2,341,498
Federal National Mortgage Association
7/13/10 (a)	0.14%	25,000	24,999,085
Federal National Mortgage Association Discount Notes
2/03/10	0.06%	7,700	7,699,974
2/04/10	0.06%	19,900	19,899,901
2/17/10	0.07%	51,200	51,198,431
3/24/10	0.09%	7,220	7,219,079
2/10/10	0.10%	15,000	14,999,644
5/05/10	0.10%	5,000	4,998,708
2/01/10	0.12%	78,400	78,400,000
3/17/10	0.12%	3,095	3,094,546
5/24/10	0.13%	26,000	25,989,951
8/02/10	0.18%	16,000	15,985,440

			848,443,462

Repurchase Agreements - 27.5%
Bank of America, 0.07%, dated 01/13/10 due 2/09/10 in the amount of $25,001,313 (collateralized by $22,638,500 U.S. Treasury Inflation Index, 2.00%, due 4/15/12, value $25,500,101)		25,000	25,000,000
Bank of America, 0.10%, dated 01/21/10 due 2/24/10 in the amount of $20,001,889 (collateralized by $18,110,800 U.S. Treasury Inflation Index, 2.00%, due 4/15/12, value $20,400,081)		20,000	20,000,000

Barclays Capital, 0.09%, dated 1/11/10 due 2/08/10 in the amount of $15,001,050 (collateralized by $15,046,400 U.S. Treasury Note, 2.375%, due 8/31/14, value $15,300,034)	15,000	15,000,000
Barclays Capital, 0.10%, dated 1/20/10 due 3/18/10 in the amount of $15,002,375 (collateralized by $15,046,400 U.S. Treasury Note, 2.375%, due 8/31/14, value $15,300,034)	15,000	15,000,000
Barclays Capital, 0.12%, dated 1/25/10 due 2/08/10 in the amount of $20,000,933 (collateralized by $20,061,900 U.S. Treasury Note, 2.375%, due 8/31/14, value $20,400,079)	20,000	20,000,000
Credit Suisse, 0.10%, dated 01/29/10 due 2/01/10 in the amount of $25,000,208 (collateralized by $25,130,000 U.S. Treasury Note, 3.625%, due 8/15/19, value $25,505,026)	25,000	25,000,000
Greenwich, 0.10%, dated 01/29/10 due 2/01/10 in the amount of $30,000,250 (collateralized by $24,030,000 U.S. Treasury Bond, 6.375%, due 8/15/27, value $30,605,092)	30,000	30,000,000
Greenwich, 0.11%, dated 01/25/10 due 2/25/10 in the amount of $20,001,894 (collateralized by $16,020,000 U.S. Treasury Bond, 6.375%, due 8/15/27, value $20,403,394)	20,000	20,000,000
HSBC Bank USA, 0.10%, dated 01/29/10 due 2/01/10 in the amount of $45,000,375 (collateralized by $33,735,000 FHLB Discount Note & U.S. Treasury Bond, 0.00% to 8.125%, due 4/23/10 to 8/15/21, value $45,905,702)	45,000	45,000,000
Mizuho Securities, 0.10%, dated 01/29/10 due 2/01/10 in the amount of $45,000,375 (collateralized by $45,905,600 U.S. Treasury Bill, 0.00%, due 4/08/10, value $45,900,091)	45,000	45,000,000
Morgan Stanley, 0.07%, dated 01/13/10 due 2/11/10 in the amount of $25,001,410 (collateralized by $26,257,000 U.S. Treasury Note, 2.375%, due 3/31/16, value $25,707,308)	25,000	25,000,000
Morgan Stanley, 0.10%, dated 01/21/10 due 2/22/10 in the amount of $10,000,889 (collateralized by $10,502,800 U.S. Treasury Note, 2.375%, due 3/31/16, value $10,282,923)	10,000	10,000,000

Morgan Stanley, 0.11%, dated 01/20/10 due 4/20/10 in the amount of $15,004,125 (collateralized by $15,754,200 U.S. Treasury Note, 2.375%, due 3/31/16, value $15,424,384)	15,000	15,000,000
UBS, 0.09%, dated 01/29/10 due 2/01/10 in the amount of $12,100,091 (collateralized by $8,785,000 U.S. Treasury Bond, 8.125%, due 5/15/21, value $12,342,604)	12,100	12,100,000

		322,100,000

Total Investments - 100.0% (cost $1,145,543,462) (b)		1,170,543,462
Other assets less liabilities - 0.0%		108,880

Net Assets - 100.0%		$1,170,652,342

(a)	Floating Rate Security. Stated interest rate was in effect at January 31, 2010.
(b)	As of January 31, 2010, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.
*	Represents annualized yield from date of purchase for discount securities, and stated interest rate for interest-bearing securities.

Glossary:

FDIC	-	Federal Deposit Insurance Corporation
FHLB	-	Federal Home Loan Bank

AllianceBernstein Fixed Income Shares - Government STIF Portfolio

January 31, 2010 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The U.S. GAAP disclosure requirements establish a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of January 31, 2010:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government & Government	$—	$848,443,462	$—	$848,443,462
Sponsored Agency Obligations
Repurchase Agreements	—	322,100,000	—	322,100,000

Total	$—	$1,170,543,462	$—	$1,170,543,462

ITEM 2.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective at the reasonable assurance level based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b) There were no changes in the registrant’s internal controls over financial reporting that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

The following exhibits are attached to this Form N-Q:

EXHIBIT NO.	DESCRIPTION OF EXHIBIT

3 (a) (1)	Certification of Principal Executive Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

3 (a) (2)	Certification of Principal Financial Officer Pursuant to Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): AllianceBernstein Fixed-Income Shares, Inc.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert M. Keith
Robert M. Keith
President

Date:	March 26, 2010

By:	/s/ Joseph J. Mantineo
Joseph J. Mantineo
Treasurer and Chief Financial Officer

Date:	March 26, 2010